Employee Retirement Plans - Schedule of Changes in Actuarial Present Value of Projected Benefit Obligation and Fair Value of Pension Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 10,438	$ 9,727
Ovation Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning balance	569,070	607,033
Interest cost	30,255	7,373
Actuarial liability loss (gain)	8,363	(34,887)
Benefit payments	(45,221)	(10,449)
Projected benefit obligation, ending balance	562,467	569,070	$ 607,033
Fair value of plan assets, beginning balance	520,617	571,163
Actual return on plan assets	54,085	(40,097)
Employer contributions	0	0
Benefit payments	(45,221)	(10,449)
Fair value of plan assets, ending balance	529,481	520,617	571,163
Funded (Underfunded) status, ending balance	(32,986)	(48,453)
Accumulated benefit obligation	562,467	569,070
Hawkeye Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning balance	9,727	10,677
Service cost	230	213	211
Interest cost	454	467	506
Actuarial liability loss (gain)	281	0
Benefit payments	(766)	(779)
Effect of currency translation loss (gain)	512	(851)
Projected benefit obligation, ending balance	10,438	9,727	10,677
Fair value of plan assets, beginning balance	12,543	13,505
Actual return on plan assets	506	771
Employer contributions, net of administrative costs	148	135
Benefit payments	(766)	(779)
Effect of currency translation gain (loss)	662	(1,089)
Fair value of plan assets, ending balance	13,093	12,543	$ 13,505
Funded (Underfunded) status, ending balance	2,655	2,816
Amount recognized within Other assets on the Combined Balance Sheets	2,655	2,816
Amount recognized within Other comprehensive (loss) income on the Combined Statements of Members' Equity	$ (307)	$ 281